EPS (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011
EPS [Abstract]
Income - Basic		$ 31.7	$ 75.2
Shares - Basic		114.2	114.1
Earnings per share - Basic		$ 0.28	$ 0.66
Warrants		0.5	0.4
Stock options, performance and restricted shares		0.2	0.2
Income - Diluted		$ 31.7	$ 75.2
Shares - Diluted		114.9	114.7
Earnings per share - Diluted		$ 0.28	$ 0.66